Document and Entity Information	18 Months Ended
Jun. 30, 2013
Document Type	S-1
Amendment Flag	true
Amendment Description	Amendment No.1
Document Period End Date	Jun. 30, 2013
Trading Symbol	igxt
Entity Registrant Name	IntelGenx Technologies Corp.
Entity Central Index Key	0001098880
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY